Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Trade accounts payable	$ 5,975,486	$ 1,644,216
Sales tax	5,804,100	2,910,200
Accrued payroll liabilities	492,573	192,305
Accrued interest	10,000	253,678
Accrued liability for sales returns	200,000	200,000
Other accrued liabilities	219,556	175,021
Total accounts payable and accrued expenses	$ 12,701,715	$ 5,375,420